Fair Value - Significant Unobservable Inputs for Level 3 Fair Value Measurement (Details) - Hoya Intermediate, LLC - Nonrecurring - Level 3	Dec. 31, 2021
Discount Rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	12.5
Discount Rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	13.5
Discount Rate | Weighted Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	13.0
Long-term Growth Rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	2.5
Long-term Growth Rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	3.5
Long-term Growth Rate | Weighted Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Non-fiancial asset, significant unobervable input	3.0